Risk/Return Detail Data - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO	Nov. 10, 2025
FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index FundApril 29, 2025Prospectus
Strategy Narrative [Text Block]	The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Document Type	497
Registrant Name	Fidelity Concord Street Trust